Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
27. Commitments and Contingencies
(a) Capital
commitments
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2023	2024

Investments	541,186	404,846
Property, plant and equipment	191,690	312,417

Total	732,876	717,263

(b) Purchase commitments
Purchase expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2023	2024
Purchase commitments on purchase of raw materials	2,118,392	3,516,597

(i)
Such amount excludes purchase commitments related to certain models which have been upgraded or where production has ceased. Losses on such commitments have been provided for during the year ended December 31, 2023 and 2024, respectively (Note 15).